Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets and goodwill	€ 31,700	€ 31,778
Property, plant and equipment	219,539	197,941
Right-of-use assets	42,031	43,761
Other assets	1,704	1,666
Deferred tax assets	1,296	1,297
Total non-current assets	296,270	276,443
Current assets
Assets held for sale	9,954	10,467
Inventories	22,194	23,989
Trade receivables	6,443	6,295
Contract assets	119	2,707
Other financial assets	5,354	4,487
Prepaid expenses and other assets	21,221	40,287
Cash and cash equivalents	537,925	495,797
Total current assets	603,210	584,029
Total assets	899,480	860,472
Equity
Issued capital	26,866	23,400
Capital reserve	2,052,951	1,817,287
Treasury Shares		(1,481)
Accumulated deficit	(1,430,647)	(1,305,814)
Other comprehensive income	(123)	(139)
Total equity	649,047	533,253
Non-current liabilities
Lease liabilities	35,276	37,106
Contract liabilities	58,862	72,549
Provisions		61,320
Other liabilities	19	19
Total non-current liabilities	94,157	170,994
Current liabilities
Lease liabilities	5,205	4,980
Trade and other payables	13,419	73,463
Provisions	61,608	1,922
Other liabilities	35,514	40,491
Income taxes payable	629	610
Contract liabilities	39,901	34,759
Total current liabilities	156,276	156,225
Total liabilities	250,433	327,219
Total equity and liabilities	€ 899,480	€ 860,472